Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 32,958	$ 1	$ 35,323,323	$ (55,761,775)	$ (20,405,493)
Balance, shares at Dec. 31, 2022	32,958,288	141
Net loss				(8,171,232)	(8,171,232)
Warrants issued for debt discount			1,672		1,672
Proceeds from issuance of Preferred stock			45,000		45,000
Proceeds from issuance of Preferred stock, shares		6
Balance, shares at Dec. 31, 2023	32,958,288	147
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Dividends payable on Preferred Stock			(23,209)		(23,209)
Net loss				(1,205,342)	(1,205,342)
Balance, shares at Mar. 31, 2024	32,958,288	147
Balance at Mar. 31, 2024	$ 32,958	$ 1	35,346,786	(65,138,348)	(29,758,603)
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Net loss					(3,067,704)
Balance, shares at Jun. 30, 2024	32,958,288	147
Balance at Jun. 30, 2024	$ 32,958	$ 1	35,323,580	(67,000,709)	(31,644,170)
Balance at Dec. 31, 2023	$ 32,958	$ 1	35,369,995	(63,933,006)	(28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Dividends payable on Preferred Stock			(93,345)		(93,345)
Net loss				(3,848,143)	(3,848,143)
Proceeds from issuance of Preferred stock	$ 10,000,000.0
Balance, shares at Dec. 31, 2024	32,958,288	147
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance at Mar. 31, 2024	$ 32,958	$ 1	35,346,786	(65,138,348)	(29,758,603)
Balance, shares at Mar. 31, 2024	32,958,288	147
Dividends payable on Preferred Stock			(23,206)		(23,206)
Net loss				(1,862,361)	(1,862,361)
Balance, shares at Jun. 30, 2024	32,958,288	147
Balance at Jun. 30, 2024	$ 32,958	$ 1	35,323,580	(67,000,709)	(31,644,170)
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance, shares at Dec. 31, 2024	32,958,288	147
Dividends payable on Preferred Stock			(23,460)		(23,460)
Net loss				(1,397,892)	(1,397,892)
Balance, shares at Mar. 31, 2025	32,958,288	147
Balance at Mar. 31, 2025	$ 32,958	$ 1	35,253,190	(69,179,041)	(33,892,892)
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance, shares at Dec. 31, 2024	32,958,288	147
Net loss					(2,037,329)
Balance, shares at Jun. 30, 2025	32,958,288	147
Balance at Jun. 30, 2025	$ 32,958	$ 1	35,229,729	(69,818,477)	(34,555,789)
Balance at Mar. 31, 2025	$ 32,958	$ 1	35,253,190	(69,179,041)	(33,892,892)
Balance, shares at Mar. 31, 2025	32,958,288	147
Dividends payable on Preferred Stock			(23,461)		(23,461)
Net loss				(639,436)	(639,436)
Balance, shares at Jun. 30, 2025	32,958,288	147
Balance at Jun. 30, 2025	$ 32,958	$ 1	$ 35,229,729	$ (69,818,477)	$ (34,555,789)